STOCKHOLDERS’ EQUITY (Details Narrative) - Globis Acquisition Corp [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Dec. 10, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, par value per share	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares, issued	3,550,833	3,550,833
Common stock, shares outstanding	3,550,833	3,550,833
Common stock shares subject to redemption	11,500,000	11,500,000
Redemption price per share	$ 0.01
Issued, price per share	$ 10.50		$ 10.10
Public warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Period for redemption of warrants	30 days
Percentage of proceeds from business combination	60.00%
Public warrants [Member] | Common Stock Price Below 9.50 Per Share [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Market value of common stock	$ 9.50
Percentage of exercise price of warrants	115.00%
Public warrants [Member] | Common Stock Price Above 16.50 Per Share [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Market value of common stock	$ 16.50
Percentage of exercise price of warrants	165.00%
Public warrants [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued, price per share	$ 16.50
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares, issued	3,550,833	3,550,833
Common stock, shares outstanding	3,550,833	3,550,833